Prepaid expenses	12 Months Ended
Dec. 31, 2025
Prepaid expenses.
Prepaid expenses

6.Prepaid expenses

The Company’s prepaid expenses relate to the following:

	December 31,	December 31,
	2025	2024
	$	$
Research and development	—	1,167
Insurance	2,582	158,007
Investor relations conferences and services	12,464	19,490
Administrative services and other	7,563	6,748
	22,609	185,412